ASSETS HELD FOR SALE AND INVENTORIES (Details Textual) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Assets Held For Sale And Inventories [Line Items]
Impairment loss on financial assets	$ 8,727	$ 1,946